OTHER LIABILITIES	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
OTHER LIABILITIES

11.	OTHER LIABILITIES

A summary of the Company’s other liabilities is as follows:

	June 30, 2026	December 31, 2025
	$	$
Post Employment Benefits (note 11(a))	11,956	12,608
Lease liability	33	867
Other taxes payable (note 11(b))	3,609	5,106
Long-term portion of current income taxes payable	419	713
Participation payable to COMIBOL for interest in joint operation (note 11(c))	4,929	8,873
Other liabilities	2,661	1,250
Balance, end of the period	23,607	29,417
Less: current portion	(7,777)	(8,876)
Non-current portion	15,830	20,541

a)	Post-employment benefits

As at June 30, 2026, the Company recognized a provision of $2,128 ($1,933 as at December 31, 2025) for payments that must be made to employees upon termination of employment which is required by Mexican labour legislation. A provision of $9,828 ($10,675 as at December 31, 2025) has been recognized in Bolivia which entitles employees to receive a payment after five years of employment, if the employee resigns or is terminated before the 5-year period they are entitled to receive the amount accrued at the time of separation. Based on expected employee turnover, these provisions are considered non-current.

b)	Other taxes payable

Other taxes payable includes amounts payable to the Mexican and Bolivian tax authorities for miscellaneous taxes such as payroll taxes, withholding taxes, VAT payables and income taxes from prior periods which are being paid under an installment plan.

c)	Participation payable to COMIBOL for interest in joint operation

The net participation payable to COMIBOL is derived from the Illapa Joint Operation. The Company is solely responsible for 100% of certain transactions specified in the agreement and such transactions are recorded as liabilities where there is a net amount payable to COMIBOL.

SANTACRUZ SILVER MINING LTD.

Notes to the Condensed Interim Consolidated Financial Statements

Three and Six Months ended June 30, 2026 and 2025

(Unaudited)

(Expressed in thousands of US dollars, unless otherwise noted)